UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-3632

DWS Tax Free Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 05/31

Date of reporting period: 2/28/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2009 (Unaudited)

DWS Intermediate Tax/AMT Free Fund

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 99.0%
Alabama 0.3%
Birmingham, AL, Special Care Facilities Financing Authority Revenue, Methodist Home for Aging, 5.0%, 3/1/2014, Colonial Bank (a)	2,200,000	2,276,868
Arizona 3.9%
Arizona, Health Facilities Authority Revenue, Banner Health, Series A, 5.0%, 1/1/2020	3,000,000	2,963,970
Arizona, Health Facilities, Authority Hospital System Revenue, ETM, 6.25%, 9/1/2011 (b)	105,000	109,970
Arizona, Water Infrastructure Finance Authority Revenue, Series A, 5.0%, 10/1/2024	4,000,000	4,248,800
Maricopa County, AZ, Industrial Development Authority, Hospital Facility Revenue, Samaritan Health Services, Series B, ETM, 6.0%, 12/1/2019 (b)	3,590,000	4,304,877
Phoenix, AZ, Civic Improvement Corp., Wastewater System Revenue, 5.5%, 7/1/2022	2,545,000	2,793,239

Phoenix, AZ, General Obligation, Series B, 5.0%, 7/1/2018	10,000,000	11,470,300

		25,891,156
Arkansas 0.0%
Jefferson County, AR, Health Care Facilities, 1978 Conventional Series, ETM, 7.4%, 12/1/2010 (b)	95,000	104,866
Stuttgart, AR, Public Facilities Board, Single Family Mortgage, Series B, 7.75%, 9/1/2011	1,173	1,177

		106,043
California 13.1%
California, Bay Area Toll Authority, Toll Bridge Revenue:
Series C, 0.35% *, 4/1/2045	5,500,000	5,500,000
Series D-1, 0.4% *, 4/1/2045	3,500,000	3,500,000
California, Department of Water Resources Power Supply Revenue, Series A, 5.5%, 5/1/2015 (b)	10,000,000	10,736,600
California, Eastern Municipal Water District, Water & Sewer Revenue, Certificates of Participation, Series G, 0.4% *, 7/1/2038	1,500,000	1,500,000
California, Electric Revenue, Department of Water Resources and Power Supply, Series A, Prerefunded, 5.875%, 5/1/2016	7,000,000	8,026,480
California, General Obligation, Economic Recovery, Series A, 5.25%, 7/1/2014 (b)	10,000,000	10,866,100
California, Infrastructure & Economic Development Bank Revenue, Clean Water, State Revolving Fund, 5.0%, 10/1/2017	6,735,000	7,297,440
California, State Department Water Resources Center, Valley Project Revenue:
Series Y, 5.25%, 12/1/2016 (b)	2,955,000	3,254,135
Series Y, Prerefunded, 5.25%, 12/1/2016 (b)	45,000	51,594
California, State General Obligation, 6.0%, 4/1/2018	1,700,000	1,908,488
Emeryville, CA, Redevelopment Agency, Residential Mortgage, ETM, 7.5%, 9/1/2011	60,000	64,817
Long Beach, CA, Bond Finance Authority Lease Revenue, Long Beach Museum of Art, 0.45% *, 9/1/2009, Bank One NA (a)	1,510,000	1,510,000
Los Angeles, CA, General Obligation:
Series A, 5.0%, 9/1/2019 (b)	6,340,000	6,902,485
Series A, 5.0%, 9/1/2020 (b)	5,915,000	6,354,189
Los Angeles, CA, School District General Obligation, 5.5%, 7/1/2015 (b)	4,000,000	4,473,480
Sacramento, CA, Municipal Utility District, Electric Revenue, Series U, 5.0%, 8/15/2023 (b)	7,000,000	7,170,170
San Joaquin Hills, CA, Transportation/Tolls Revenue, Transportation Corridor Agency, Toll Road Revenue, Series A, Zero Coupon, 1/15/2012 (b)	825,000	708,922
South Orange County, CA, Public Finance Authority, Special Tax Revenue, Foothill Area, Series A, 5.25%, 8/15/2016 (b)	6,260,000	6,576,130
Turlock, CA, Public Financing Authority Revenue, 5.25%, 9/1/2015	35,000	33,933

		86,434,963
Colorado 2.9%
Aurora, CO, Water Improvement Revenue, First Lien, Series A, 5.0%, 8/1/2021 (b)	7,000,000	7,480,410
Boulder County, CO, Community Hospital Project Revenue, ETM, 7.0%, 7/1/2009	30,000	30,671
Colorado, E-470 Public Highway Authority Revenue, Series C2, 5.0%, 9/1/2039 (b)	8,000,000	7,962,640
Colorado, Health Facilities Authority Revenue, Catholic Health Initiatives, Series C-6, 3.95%, 9/1/2036	2,680,000	2,709,534
Colorado, Health Facilities Authority Revenue, Weld County General Hospital Project, ETM, 9.375%, 7/1/2009	30,000	30,904
Colorado, Housing Finance Authority, Multi-Family Insured Mortgage, Series C-3, 5.7%, 10/1/2021	70,000	70,039
Colorado, Housing Finance Authority, Single Family Program:
Series A-3, 6.5%, 5/1/2016	40,000	41,398
Series B-3, 6.55%, 5/1/2025	32,000	33,229
Colorado, University Enterprise System Revenue, Series A, 5.5%, 6/1/2023	1,000,000	1,081,220
Denver City & County, CO, Single Family Mortgage Revenue, Metro Mayors Caucus, Series C, 5.0%, 11/1/2015	5,000	5,035

		19,445,080

Connecticut 0.6%
Connecticut, State General Obligation, Series C, 5.0%, 6/1/2017 (b)	3,170,000	3,625,212
District of Columbia 0.6%
District of Columbia, Water & Sewer Revenue, Public Utility Revenue, 6.0%, 10/1/2013 (b)	3,630,000	4,224,376
Florida 2.8%
Broward County, FL, Water & Sewer Utility Revenue, Series A, 5.0%, 10/1/2024	2,745,000	2,811,100
Dade County, FL, Health Facilities Authority Hospital Revenue, Baptist Hospital of Miami Project, Series A, ETM, 5.75%, 5/1/2021 (b)	4,500,000	5,301,135
Miami-Dade County, FL, School Board, Certificates of Participation, Series A, 5.0%, 5/1/2019 (b)	3,000,000	3,072,600
Orange County, FL, Health Facilities Authority Revenue, Advanced Health Systems, ETM, 8.75%, 10/1/2009	160,000	167,598
South Florida, Water Management District, Certificates of Participation, 5.0%, 10/1/2018 (b)	4,000,000	4,302,200
South Miami, FL, Health Facilities Authority, Hospital Revenue, Baptist Health South Florida Group, 5.0%, 8/15/2021	2,500,000	2,474,600
St. John's County, FL, Industrial Development Authority Revenue, Series A, 5.5%, 3/1/2017 (b)	185,000	184,983

		18,314,216
Georgia 3.8%
Columbus, GA, Water & Sewer Revenue, 5.25%, 5/1/2015 (b)	1,000,000	1,104,520
Forsyth County, GA, School District General Obligation, Prerefunded, 6.0%, 2/1/2014	1,000,000	1,069,150
Fulton Dekalb, GA, Hospital Authority, Hospital Revenue Certificates, 5.25%, 1/1/2016 (b)	8,500,000	9,396,410
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.5%, 9/15/2024	1,705,000	1,314,350
Georgia, Municipal Electric Authority, General Resolution Projects, Series A, 5.25%, 1/1/2019	2,500,000	2,701,350
Georgia, State General Obligation, 6.75%, 9/1/2010	5,370,000	5,823,604
Georgia, State Road & Tollway Authority Revenue, Federal Highway Grant Anticipation Bonds, Series A, 5.0%, 6/1/2021 (c)	2,500,000	2,676,150
Savannah, GA, Economic Development Authority Revenue, College of Art & Design:
ETM, 6.2%, 10/1/2009	255,000	263,591
Prerefunded, 6.5%, 10/1/2013	800,000	843,632

		25,192,757
Hawaii 1.5%
Hawaii, State General Obligation, Series DK, 5.0%, 5/1/2021	9,000,000	9,726,120
Illinois 7.6%
Belleville St. Clair County, IL, Single Family Mortgage Revenue, ETM, 7.25%, 11/1/2009	20,000	20,907
Chicago, IL, Core City General Obligation, Capital Appreciation Project, Series A, Step-up Coupon, 0% to 1/1/2011, 5.3% to 1/1/2016 (b)	1,100,000	1,150,182
Chicago, IL, Higher Education Revenue, City Colleges, Zero Coupon, 1/1/2014 (b)	11,570,000	10,054,099
Chicago, IL, Water & Sewer Revenue, Zero Coupon, 11/1/2011 (b)	5,000,000	4,689,350
Du Page County, IL, Special Services Area No. 11, 6.75%, 1/1/2014	505,000	545,693
Du Page County, IL, Special Services Area No. 26, Bruce Lake Subdivision, General Obligation:
5.0%, 1/1/2013	65,000	62,309
5.15%, 1/1/2014	65,000	61,788
5.25%, 1/1/2010	55,000	55,093
5.25%, 1/1/2016	150,000	137,468
5.375%, 1/1/2011	60,000	59,798
5.5%, 1/1/2012	35,000	34,712
5.5%, 1/1/2019	255,000	220,955
5.75%, 1/1/2022	300,000	244,005
Illinois, Municipal Electric Agency Power Supply, Series A, 5.25%, 2/1/2018 (b)	2,000,000	2,198,420
Illinois, Regional Transportation Authority, Series A, 5.5%, 7/1/2024 (b)	5,000,000	5,488,200
Illinois, Transportation/Tolls Revenue, State Toll Highway Authority, Series A, 5.5%, 1/1/2013 (b)	2,200,000	2,467,014
Illinois, Will, Grundy Etc. Counties, Community College District Number 525, Joliet Jr. College, 6.25%, 6/1/2021	1,000,000	1,159,370

Palatine, IL, Tax Increment Revenue, Dundee Road Development Project, Tax Allocation, 5.0%, 1/1/2015 (b)	3,355,000	3,361,676
Rockford-Concord Commons, IL, Housing Facility, Concord Commons Project, Series A, 6.15%, 11/1/2022	1,285,000	1,285,951
Rosemont, IL, Core City General Obligation:
Series A, Zero Coupon, 12/1/2013 (b)	3,865,000	3,313,503
Series A, Zero Coupon, 12/1/2014 (b)	4,000,000	3,256,240
Silvas, IL, Mortgage Revenue:
Series A, Prerefunded, 4.9%, 8/1/2011	260,000	267,545
Series A, Prerefunded, 5.2%, 8/1/2017	1,285,000	1,334,845
University of Illinois, Higher Education Revenue, AuxiIiary Facilities System:
Series A, 5.5%, 4/1/2015 (b)	3,860,000	4,444,751
Series A, 5.5%, 4/1/2016 (b)	3,580,000	4,148,003

		50,061,877
Indiana 2.2%
Indiana, Health Facility Authority Revenue, Memorial Hospital, 5.125%, 2/15/2017 (b)	1,250,000	1,180,363
Indianapolis, IN, City Core General Obligation, Local Improvements, Series B, 6.0%, 1/10/2013	2,470,000	2,680,913
Indianapolis, IN, State Agency Revenue Lease, Local Improvements, Series D, 6.75%, 2/1/2014	8,000,000	8,998,800
Jasper County, IN, Pollution Control Revenue, Northern Indiana Public Service, Series C, 5.85%, 4/1/2019 (b)	2,000,000	1,975,620

		14,835,696
Kansas 0.4%
Johnson County, KS, School District General Obligation, Unified School District No. 231, Series A, 5.25%, 10/1/2014 (b)	2,220,000	2,516,370
Kentucky 0.3%
Kentucky, Asset/Liability Commission Agency Revenue, Federal Highway Trust, First Series, 5.25%, 9/1/2019 (b)	1,000,000	1,138,920
Kentucky, Economic Development Finance Authority Revenue, Catholic Health, Series 04-D, 3.5%, 5/1/2034	1,030,000	1,052,691

		2,191,611
Louisiana 1.2%
Louisiana, Sales & Special Tax Revenue, Regional Transportation Authority, Series A, 144A, 7.95%, 12/1/2013 (b)	2,815,000	3,348,470
Louisiana, State Health Education Authority, Lease Rent Revenue, Tulane University Medical Center, ETM, 7.875%, 7/1/2009	55,000	56,390
New Orleans, LA, Home Mortgage Authority, Special Obligation, ETM, 6.25%, 1/15/2011	3,579,000	3,860,739
Orleans, LA, Sales & Special Tax Revenue, Levee District Improvement Project, 5.95%, 11/1/2014 (b)	935,000	937,431

		8,203,030
Maryland 0.9%
Baltimore County, MD, Mortgage Revenue, Three Garden Village Project, Series A, 4.8%, 1/1/2013	305,000	311,646
Maryland, General Obligation, State & Local Facilities Loan, Series 2, 5.0%, 8/1/2019	5,000,000	5,679,100

		5,990,746
Massachusetts 0.6%
Boston, MA, Deutsches Altenheim, Inc., Series A, 5.95%, 10/1/2018	405,000	425,704
Massachusetts, Bay Transportation Authority Revenue, Series A, 5.75%, 7/1/2015	85,000	89,334
Massachusetts, Development Finance Agency, Human Services Provider, Seven Hills Foundation & Affiliates, 4.85%, 9/1/2013 (b)	310,000	304,321
Massachusetts, State General Obligation, Series D, 5.5%, 11/1/2015 (b)	1,000,000	1,172,870
Massachusetts, Water & Sewer Revenue, Pollution Control Revenue, Water Pollution Abatement Trust, Series A, 6.2%, 2/1/2010	10,000	10,043
Somerville, MA, Housing Authority Revenue, Clarendon Project, 4.6%, 11/20/2015	1,895,000	2,062,385

		4,064,657

Michigan 3.8%
Brighton, MI, School District General Obligation, Series II, Zero Coupon, 5/1/2016 (b)	5,000,000	3,830,700
Detroit, MI, Core City General Obligation:
Series B, Prerefunded, 5.875%, 4/1/2013 (b)	2,410,000	2,568,940
Series B, Prerefunded, 5.875%, 4/1/2014 (b)	2,555,000	2,723,502
Detroit, MI, State General Obligation, Series A-1, 5.375%, 4/1/2016 (b)	2,000,000	1,844,180
Hartland, MI, School District General Obligation, 5.375%, 5/1/2014	3,295,000	3,495,665
Michigan, Hospital & Healthcare Revenue, Hospital Finance Authority, Mercy Mt. Clemens, Series A, Prerefunded, 6.0%, 5/15/2014 (b)	3,000,000	3,063,810
Michigan, Water & Sewer Revenue, Municipal Bond Authority, 5.375%, 10/1/2016	6,670,000	7,321,992
Saginaw, MI, Hospital Finance Authority, Saint Luke Hospital, ETM, 7.5%, 11/1/2010	65,000	69,360

		24,918,149
Minnesota 0.8%
Minnesota, State General Obligation, 5.0%, 6/1/2020	4,535,000	4,989,906
Mississippi 2.1%
Corinth & Alcorn Counties, MS, Hospital Revenue, Magnolia Regional Health Center Project, Series B, 5.125%, 10/1/2010	190,000	188,588
Lincoln County, MS, Hospital & Healthcare Revenue, Kings Daughters Hospital, Series B, 5.5%, 4/1/2018 (b)	1,240,000	1,201,163
Mississippi, Business Financial Corp., Mississippi Retirement Facilities Revenue, Wesley Manor, Series A, 5.45%, 5/20/2034	2,650,000	2,517,527
Mississippi, Home Corp., Single Family Mortgage Revenue, Series C-1, 5.6%, 6/1/2038	6,650,000	6,845,577
Rankin County, MS, School District General Obligation, 5.25%, 2/1/2015 (b)	2,845,000	3,119,087

		13,871,942
Missouri 1.2%
Bridgeton, MO, Industrial Development Authority, Facilities Revenue, Mizpath Assisted Living, Series A, 5.25%, 12/20/2019	130,000	134,224
Missouri, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Washington University, Series A, 5.5%, 6/15/2016	3,200,000	3,809,536
Missouri, Water & Sewer Revenue, State Revenue Revolving Funds Project, Series C, 5.375%, 7/1/2015	3,495,000	4,092,191
Springfield, MO, Law Enforcement Communication, Certificate of Participation, 5.5%, 6/1/2010	60,000	62,766

		8,098,717
Nebraska 0.3%
Omaha, NE, School District General Obligation, Series A, ETM, 6.5%, 12/1/2013	1,500,000	1,818,870
Nevada 0.3%
Clark County, NV, Airport Revenue, Series 08-E, 5.0%, 7/1/2012	1,975,000	2,137,365
Nevada, Housing Division, Single Family Mortgage:
Series B-1, 4.95%, 4/1/2012	30,000	30,221
Series C-1, 5.45%, 4/1/2010	10,000	10,080

		2,177,666
New Hampshire 0.1%
New Hampshire, Senior Care Revenue, Higher Educational and Health Facilities Revenue, Catholic Charities, Series A, 5.75%, 8/1/2011	625,000	625,169
New Jersey 2.5%
New Jersey, Economic Development Authority Revenue, Cigarette Tax, 5.375%, 6/15/2014	2,280,000	2,172,179
New Jersey, Economic Development Authority Revenue, School Facilities Construction:
Series O, 5.0%, 3/1/2017	3,300,000	3,505,722
Series W, 5.0%, 3/1/2019	3,000,000	3,174,810
New Jersey, Sales & Special Tax Revenue, Transportation Trust Fund, Series B, 6.5%, 6/15/2011 (b)	140,000	152,352

New Jersey, State Transit Corp., Certificate of Participation, Federal Transit Administration Grants, Series A, 5.0%, 9/15/2016 (b)	7,000,000	7,381,570
New Jersey, State Transportation Trust Fund Authority, Transportation System, Series B, ETM, 6.5%, 6/15/2011 (b)	85,000	94,990

		16,481,623
New York 6.3%
New York, Dormitory Authority, Lutheran Nursing Home:
5.125%, 2/1/2018 (b)	320,000	323,421
6.1%, 8/1/2041 (b)	1,000,000	1,024,750
New York, Dormitory Authority, St. Joseph's Hospital, 5.25%, 7/1/2018 (b)	450,000	427,014
New York, Metropolitan Transportation Authority Revenue, Series A, 5.5%, 11/15/2014 (b)	5,000,000	5,478,750
New York, State Dormitory Authority Revenue, State University Educational Facilities, 5.0%, 5/15/2010	250,000	251,590
New York, Tobacco Settlement Financing Corp., Series C-1, 5.5%, 6/1/2015	8,000,000	8,136,640
New York, Triborough Bridge & Tunnel Authority, Convention Center Project, Series E, 7.25%, 1/1/2010	60,000	62,673
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Series AA, 5.0%, 6/15/2021	10,000,000	10,605,300
New York, NY, General Obligation, Series J, 5.25%, 5/15/2015 (b)	4,000,000	4,278,920
New York, NY, State Agency General Obligation Lease, Tobacco Settlement Funding Corp., Series A-1, 5.5%, 6/1/2018	10,000,000	10,264,000
Oneida County, NY, Industrial Development Agency Revenue, Civic Facilities, 5.0%, 3/1/2014, HSBC Bank PLC (a)	600,000	607,056

		41,460,114
North Carolina 0.5%
North Carolina, Electric Revenue, Catawba Municipal Power Agency No. 1, Series A, 5.25%, 1/1/2020	2,000,000	2,059,760
North Carolina, Electric Revenue, Municipal Power Agency, Series F, 5.5%, 1/1/2016	1,000,000	1,037,200

		3,096,960
North Dakota 0.2%
Fargo, ND, Health Systems Revenue, Series A, 5.6%, 6/1/2013 (b)	1,250,000	1,252,388
Ohio 3.4%
Buckeye, OH, Tobacco Settlement Financing Authority:
Series A-2, 5.125%, 6/1/2024	5,610,000	4,095,244
Series A-2, 5.375%, 6/1/2024	1,920,000	1,442,765
Franklin County, OH, Hospital & Healthcare Revenue, Ohio Presbyterian Services, 5.4%, 7/1/2010	750,000	738,900
Montgomery County, OH, Catholic Health Revenue, Series C-2, 4.1%, 10/1/2041	1,895,000	1,993,824
Ohio, Capital Housing Corp. Mortgage, Georgetown Section 8, Series A, 6.625%, 7/1/2022	695,000	695,820
Ohio, Industrial Development Revenue, Building Authority, Adult Correction Facilities, Series A, 5.5%, 10/1/2013 (b)	1,140,000	1,234,278
Ohio, State Higher Educational Facility Commission Revenue, Cleveland Clinic Health, Series A, 5.25%, 1/1/2021	2,150,000	2,240,945
Ohio, Water & Sewer Revenue, Water Development Authority, Pure Water Improvement Project, Series B, 5.5%, 6/1/2015 (b)	2,280,000	2,673,779
Ross County, OH, Hospital Revenue, Adena Health System, 5.75%, 12/1/2022	5,750,000	5,785,707
Sandusky County, OH, Health Care Facilities Revenue, Bethany Place Retirement Center Project, 5.15%, 7/1/2009	10,000	10,116
Stark County, OH, Health Care Facility, Rose Land, Inc. Project:
5.3%, 7/20/2018	850,000	868,173
5.35%, 7/20/2023	940,000	944,427

		22,723,978
Oklahoma 0.2%
Oklahoma, Ordinance Works Authority, Ralston Purina Project, 6.3%, 9/1/2015	1,500,000	1,503,090

Oregon 0.6%
Oregon, State Facilities Authority Revenue, PeaceHealth, Series D, 0.42% *, 5/1/2047, Wells Fargo Bank NA (a)	4,000,000	4,000,000
Pennsylvania 3.6%
Allegheny County, PA, Airport Revenue, San Authority, 5.375%, 12/1/2015 (b)	3,370,000	3,550,564
Allegheny County, PA, Residential Finance Authority, Single Family Mortgage, Series CC-2, 5.2%, 5/1/2017	105,000	107,104
Beaver County, PA, Industrial Development Authority, Health Care Revenue, Providence Project, Series C, 4.85%, 5/20/2010	360,000	367,186
Chester County, PA, Health & Education Facility, Immaculata College:
5.125%, 10/15/2009	230,000	228,919
5.3%, 10/15/2011	280,000	269,710
Delaware County, PA, County General Obligation, 5.125%, 10/1/2014	4,200,000	4,283,412
Delaware County, PA, Housing Authority, Dunwood Village Project, Prerefunded, 6.125%, 4/1/2020	100,000	105,660
Erie, PA, Higher Education Building Authority, Gannon University Project, Series E, 5.2%, 7/15/2016	800,000	756,832
Lancaster, PA, Sewer Authority Revenue, ETM, 6.0%, 4/1/2012	40,000	42,763
Pennsylvania, Delaware River Junction Toll Bridge, Commonwealth of Pennsylvania Bridge Revenue, 5.25%, 7/1/2013	1,000,000	1,086,300
Pennsylvania, Delaware River Port Authority, ETM, 6.5%, 1/15/2011	40,000	42,959
Pennsylvania, Higher Educational Facilities Authority, College & University Revenue, University of the Arts, 5.5%, 3/15/2013 (b)	800,000	802,456
Pennsylvania, Higher Educational Facility Authority, Health Services Revenue, Allegheny Delaware Valley Obligation, Series C, 5.875%, 11/15/2018 (b)	1,450,000	1,152,721
Pennsylvania, State General Obligation, Series First, Prerefunded, 6.0%, 1/15/2013	5,500,000	5,813,830
Philadelphia, PA, Hospital & Higher Education Authority, Health System, Series A, 5.375%, 1/1/2028	2,645,000	2,595,671
Philadelphia, PA, Industrial Development Authority, Jeanes Physicians' Office, Series A, 9.375%, 7/1/2010	170,000	173,754
Philadelphia, PA, Redevelopment Authority, Multi-Family Housing Revenue, Woodstock, 5.45%, 2/1/2023	610,000	610,049
Philadelphia, PA, School District General Obligation, Series C, Prerefunded, 5.875%, 3/1/2013 (b)	1,000,000	1,049,430
Williamsport, PA, Multi-Family Housing Authority, Series A, 5.25%, 1/1/2015 (b)	590,000	596,690

		23,636,010
Puerto Rico 1.6%
Commonwealth of Puerto Rico, Highway & Transportation Authority Revenue, Series BB, 5.25%, 7/1/2018 (b)	5,000,000	4,693,450
Puerto Rico, Electric Power Authority Revenue, Series UU, 5.0%, 7/1/2019 (b)	3,000,000	2,880,360
Puerto Rico, Public Buildings Authority Revenue, Government Facilities, Series M, 6.0%, 7/1/2020	3,045,000	3,091,040

		10,664,850
Rhode Island 0.9%
Rhode Island, State & Providence Plantations, Construction Capital Development Loan, Series A, 5.0%, 8/1/2017 (b)	5,000,000	5,678,400
South Carolina 1.5%
Columbia, SC, Waterworks & Sewer Systems Revenue, ETM, 7.75%, 1/1/2011	1,190,000	1,286,711
South Carolina, Water & Sewer Revenue, Grand Strand Water and Sewer Authority:
5.375%, 6/1/2015 (b)	3,705,000	4,026,001
5.375%, 6/1/2016 (b)	3,900,000	4,237,896

		9,550,608

Tennessee 2.6%
Clarksville, TN, Public Building Authority Revenue, Murfreesboro Loan, 0.62% *, 7/1/2024, SunTrust Bank (a)	15,000	15,000
Greeneville, TN, Health & Education Facility Board, Southern Advent Hospital, ETM, 8.7%, 10/1/2009	55,000	57,644
Johnson City, TN, Hospital & Healthcare Revenue, Medical Center Hospital, ETM, 5.5%, 7/1/2013 (b)	3,305,000	3,801,047
Memphis & Shelby Counties, TN, Sports, Expo & Entertainment Revenue, Sports Authority Memphis Arena Project, Series A, Prerefunded, 5.5%, 11/1/2015 (b)	3,545,000	4,001,702
Nashville & Davidson Counties, TN, Water & Sewer Revenue, Series B, 5.25%, 1/1/2013 (b)	3,310,000	3,609,820
Tennessee, Energy Acquisition Corp., Gas Revenue:
Series A, 5.0%, 9/1/2016	2,700,000	2,190,159
Series A, 5.25%, 9/1/2021	5,000,000	3,631,650

		17,307,022
Texas 19.7%
Bexar County, TX, Housing Finance Corp., Multi-Family Housing Revenue, American Opportunity Housing, Series A, 5.8%, 1/1/2031 (b)	200,000	138,252
Brownsville, TX, Electric Revenue, ETM, 6.25%, 9/1/2014 (b)	6,500,000	7,266,610
Comal, TX, Independent School District, School Building Improvements, 5.25%, 2/1/2020	2,330,000	2,627,331
Cypress-Fairbanks, TX, Independent School District, School House Building Improvements:
5.0%, 2/15/2019	1,300,000	1,454,466
5.0%, 2/15/2021	1,850,000	2,012,486
El Paso, TX, Independent School District, School Building Improvements, 5.0%, 8/15/2022	4,885,000	5,294,412
Fort Bend, TX, Independent School District, 5.0%, 8/15/2026	2,000,000	2,087,960
Houston, TX, Utility System Revenue, First Lien, Series C-2A, 5.0%, 5/15/2034 (b)	2,285,000	2,367,900
Houston, TX, Water & Sewer Revenue:
Series A, 5.5%, 12/1/2015 (b)	8,250,000	8,969,647
Series B, Prerefunded, 5.75%, 12/1/2016 (b)	1,000,000	1,142,410
Houston, TX, Water & Sewer Revenue, Water Conveyance Systems Contract, Series J, 6.25%, 12/15/2013 (b)	2,500,000	2,737,450
Jefferson County, TX, Health Facilities Development Corp., Baptist Hospitals, 5.2%, 8/15/2021 (b)	370,000	373,833
Longview, TX, Independent School District, School Building Improvements, 5.0%, 2/15/2022	2,000,000	2,178,340
North Texas, Tollway Authority Revenue, First Tier:
Series E-3, 5.75%, 1/1/2038	4,900,000	5,050,332
Series A, 6.0%, 1/1/2022	7,000,000	7,397,530
Series L-2, 6.0%, 1/1/2038	6,000,000	6,156,420
Northern Texas, Health Facilities Development Corp., United Regional Health Care Systems Project, 5.0%, 9/1/2014 (b)	5,750,000	5,750,345
Northside, TX, Independent School District, General Obligation, 5.0%, 2/15/2015	2,160,000	2,414,794
Odessa, TX, Housing Finance Corp., Single Family Mortgage, Series A, 8.45%, 11/1/2011	20,937	21,032
Plano, TX, Independent School District, 5.25%, 2/15/2014	1,570,000	1,665,754
San Antonio, TX, Electric & Gas Revenue, Series A, 5.25%, 2/1/2026 (c)	7,000,000	7,229,040
San Antonio, TX, General Improvement, Series 2006, 5.5%, 8/1/2014 (b)	3,000,000	3,462,660
Tarrant County, TX, Cultural Educational Facilities Finance Corp. Revenue, Texas Health Resources, Series A, 5.0%, 2/15/2018	2,000,000	2,058,880
Tarrant County, TX, Health Facilities Development Corp. Revenue, Cumberland Rest, Inc. Project, 1.0% *, 8/15/2036, HSH Nordbank AG (a)	2,500,000	2,500,000
Texas, Lower Colorado River Authority Revenue:
Series A, 5.875%, 5/15/2014 (b)	2,495,000	2,542,056
Series A, Prerefunded, 5.875%, 5/15/2014 (b)	5,000	5,108
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series A, 5.0%, 12/15/2012	5,000,000	4,517,050
Texas, Municipal Power Agency Revenue:
ETM, Zero Coupon, 9/1/2014 (b)	40,000	34,310
Zero Coupon, 9/1/2014 (b)	1,760,000	1,467,611
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2020	7,000,000	5,702,340
Texas, State Veterans' Housing Assistance Program, Fund II, Series A, 5.25%, 12/1/2023 (c)	4,000,000	4,260,640
Texas, Water & Sewer Revenue, 5.375%, 3/1/2015 (b)	3,710,000	4,092,872

Texas, Water & Sewer Revenue, State Revenue Revolving Funds Project:
Series A, 5.625%, 7/15/2013	2,290,000	2,403,332
Series A, 5.75%, 7/15/2013	3,000,000	3,103,080
Series B, 5.75%, 7/15/2014	3,555,000	3,677,150
Texas, Water Development Board Revenue, State Revolving Fund:
Series B, 5.0%, 7/15/2017	3,000,000	3,282,060
Series A, 5.0%, 7/15/2020	3,150,000	3,428,995
Series B, 5.25%, 7/15/2021	3,000,000	3,267,420
Travis County, TX, Hospital & Healthcare Revenue, Ascension Health Credit:
Series A, 5.75%, 11/15/2010 (b)	1,000,000	1,035,750
Series A, Prerefunded, 6.25%, 11/15/2013 (b)	5,000,000	5,254,650

		130,432,308
Utah 0.1%
Intermountain Power Agency, UT, Power Supply Revenue, Series A, ETM, 6.15%, 7/1/2014 (b)	790,000	815,841
Utah, Housing Finance Agency, Single Family Mortgage, Series F-1, Class I, 5.5%, 7/1/2016	10,000	10,057

		825,898
Virgin Islands 0.3%
Virgin Islands, Electric Revenue, Water and Power Authority, 5.25%, 7/1/2009	2,000,000	1,996,200
Virginia 0.3%
Newport News, VA, Industrial Development Authority, Mennowood Communities, Series A, 7.25%, 8/1/2016	620,000	626,609
Richmond, VA, Metro Expressway Authority, ETM, 7.0%, 10/15/2013 (b)	1,185,000	1,334,832

		1,961,441
Washington 0.9%
Seattle, WA, Water System Revenue, 5.0%, 2/1/2020	3,870,000	4,287,302
Washington, Electric Revenue, Public Power Supply System, Nuclear Project No. 2, Series A, 6.3%, 7/1/2012	1,000,000	1,138,750
Washington, Health Care, Nursing Home Revenue, Grays Harbor Community Hospital, Prerefunded, 5.85%, 7/1/2012 (b)	515,000	543,500

		5,969,552
West Virginia 0.5%
West Virginia, Transportation/Tolls Revenue, 5.25%, 5/15/2015 (b)	2,940,000	3,258,461
Wisconsin 2.0%
Wisconsin, Health & Educational Facilities, Viterbo College, Inc. Project, Series A:
5.75%, 2/1/2012, US Bank NA (a)	185,000	187,104
6.0%, 2/1/2017, US Bank NA (a)	405,000	408,301
Wisconsin, State General Obligation:
Series C, Prerefunded, 5.25%, 5/1/2016 (b)	7,705,000	8,448,378
Series D, Prerefunded, 5.75%, 5/1/2015	4,000,000	4,380,800

		13,424,583

Total Municipal Bonds and Notes (Cost $639,917,970)		654,824,683
Municipal Inverse Floating Rate Notes (d) 4.2%
Indiana 1.7%
Indiana, Transportation Finance Authority Highway Revenue, Series A, 5.5%, 12/1/2022 (e)	10,000,000	11,233,700
Trust: Indiana, State Transportation, Series 1157, 144A, 19.06%, 12/1/2022, Leverage Factor at purchase date: 4 to 1
New York 0.9%
New York, State Dormitory Authority Personal Income Tax Revenues, Series A, 5.0%, 3/15/2019 (e)	5,000,000	5,506,650
Trust: New York, State Dormitory Authority Revenues, Secondary Issues, Series 1955-1, 144A, 17.72%, 3/15/2019, Leverage Factor at purchase date: 4 to 1

Texas 1.6%
Texas, State Transportation Commission Revenue, First Tier, 5.0%, 4/1/2022 (e)	10,000,000	10,705,350
Trust: Texas, State Transportation Commission Revenue, Series 2214, 144A, 17.66%, 4/1/2022, Leverage Factor at purchase date: 4 to 1

Total Municipal Inverse Floating Rate Notes (Cost $26,756,779)	27,445,700
% of Net Assets	Value ($)

Total Investment Portfolio (Cost $666,674,749) †	103.2	682,270,383
Other Assets and Liabilities, Net	(3.2)	(21,023,366)

Net Assets	100.0	661,247,017

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of February 28, 2009.

†

The cost for federal income tax purposes was $666,523,415. At February 28, 2009, net unrealized appreciation for all securities based on tax cost was $15,746,968. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $26,376,634 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $10,629,666.

(a)	Security incorporates a letter of credit from the bank listed.
(b)	Bond is insured by one of these companies:
Insurance Coverage	As a % of Total Investment Portfolio
Ambac Financial Group, Inc.	8.9
Financial Guaranty Insurance Co.	10.0
Financial Security Assurance, Inc.	11.5
MBIA Corp.	14.3
Radian	0.6
(c)	When-issued security.
(d)	Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(e)	Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2009 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities
Level 1	$ -
Level 2	682,270,383
Level 3	-
Total	$ 682,270,383

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Intermediate Tax/AMT Free Fund, a series of DWS Tax Free Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Intermediate Tax/AMT Free Fund, a series of DWS Tax Free Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 22, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        April 22, 2009